Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following table reports the compensation of our Principal Executive Officer (PEO), and the average compensation of our other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to SEC rules and certain performance measures required by such rules.

Year	Summary Compensation Table Total Compensation for PEO ($)(1)		Compensation Actually Paid to PEO ($)(2)		Average Summary Compensation Table Total Compensation for Other NEOs ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income(5) (millions) ($)	Core EPS ($)
	Carl H. Lindner III	S. Craig Lindner	Carl H. Lindner III	S. Craig Lindner			Total Shareholder Return ($)	Peer Group(4) Total Shareholder Return ($)
2024	11,570,059	11,545,807	12,918,695	12,894,443	3,038,664	3,609,210	207.26	222.43	887	10.75
2023	9,844,148	9,914,566	9,311,061	9,381,479	2,919,108	2,775,385	167.51	164.49	852	10.56
2022	12,670,399	12,637,868	13,456,927	13,424,396	2,854,120	3,133,065	181.22	148.53	898	11.63
2021	12,449,582	12,341,739	16,851,687	16,743,844	2,639,597	4,137,031	163.26	124.95	1,995	11.59
2020	9,631,170	9,596,241	8,637,205	8,602,276	1,991,354	1,659,485	83.81	106.33	732	8.44

(1)
For 2020 through 2024, our PEOs were the Co-CEOs, Carl H. Lindner III and S. Craig Lindner. The dollar amounts reported in this column are the amounts of total compensation reported for the Co-CEOs for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
“Compensation actually paid” to our Co-CEOs and Other NEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in the “Total” column of the Summary Compensation Table, as adjusted as set forth in the table below (dollars in thousands), in accordance with SEC rules. The dollar amounts reflected in the “Total” column of the Summary Compensation Table and above do not reflect the actual amount of compensation earned by or paid to our Co-CEOs and Other NEOs during the applicable year. For information regarding the decisions made by our management and Compensation Committee in regards to the NEO compensation for each fiscal year, please see the Compensation Discussion & Analysis section of this proxy statement.

Covered Year	2024			2023			2022			2021			2020
	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)
Summary Compensation Table “Total”	11,570.1	11,545.8	3,038.7	9,844.1	9,914.6	2,919.1	12,670.4	12,637.9	2,854.1	12,449.6	12,341.7	2,639.6	9,631.2	9,596.2	1,991.4
Less: Stock Award Values Reported in Summary Compensation Table for Covered Year	(1,500.0)	(1,500.0)	(626.3)	(1,500.1)	(1,500.1)	(1,066.4)	(1,500.1)	(1,500.1)	(592.6)	(1,500.1)	(1,500.1)	(538.8)	(1,500.1)	(1,500.1)	(507.6)
Plus: Fair Value of Stock Awards Granted in Covered Year	1,627.0	1,627.0	679.3	1,349.3	1,349.3	1,018.1	1,537.5	1,537.5	607.4	1,853.5	1,853.5	665.8	1,260.8	1,260.8	426.6
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	650.3	650.3	292.5	(718.8)	(718.8)	(210.0)	(1.7)	(1.7)	(0.6)	2,126.9	2,126.9	718.0	(975.7)	(975.7)	(324.8)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	111.4	111.4	29.1	(89.5)	(89.5)	(22.8)	(25.9)	(25.9)	(8.2)	341.1	341.1	110.9	(8.4)	(8.4)	(2.7)
Dividends Paid during Covered Year on Unvested Stock Awards	460.0	460.0	195.9	425.9	425.9	137.4	776.7	776.7	273.0	1,580.7	1,580.7	541.6	229.5	229.5	76.6
Compensation Actually Paid	12,918.7	12,894.4	3,609.2	9,311.1	9,381.5	2,775.4	13,456.9	13,424.4	3,133.1	16,851.7	16,743.8	4,137.0	8,637.2	8,602.3	1,659.5

(3)
For 2024 and 2023, the Other NEOs were John B. Berding, Brian S. Hertzman, David L. Thompson, Jr. and Mark A. Weiss. For 2022, the Other NEOs were John B. Berding, Brian S. Hertzman, Vito C. Peraino and David L. Thompson, Jr. For 2021 and 2020, our Other NEOs were John B. Berding, Michelle A. Gillis, Brian S. Hertzman and Vito C. Peraino.

(4)
For the relevant fiscal year, the dollar amounts reported represent the cumulative total shareholder return (TSR) of the S&P 500 Property & Casualty Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.

(5)
The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

Company Selected Measure Name	Core Earnings per Share
Named Executive Officers, Footnote
(1)
For 2020 through 2024, our PEOs were the Co-CEOs, Carl H. Lindner III and S. Craig Lindner. The dollar amounts reported in this column are the amounts of total compensation reported for the Co-CEOs for each corresponding year in the “Total” column of the Summary Compensation Table.

(3)
For 2024 and 2023, the Other NEOs were John B. Berding, Brian S. Hertzman, David L. Thompson, Jr. and Mark A. Weiss. For 2022, the Other NEOs were John B. Berding, Brian S. Hertzman, Vito C. Peraino and David L. Thompson, Jr. For 2021 and 2020, our Other NEOs were John B. Berding, Michelle A. Gillis, Brian S. Hertzman and Vito C. Peraino.

Peer Group Issuers, Footnote
(4)
For the relevant fiscal year, the dollar amounts reported represent the cumulative total shareholder return (TSR) of the S&P 500 Property & Casualty Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.

Adjustment To PEO Compensation, Footnote
(2)
“Compensation actually paid” to our Co-CEOs and Other NEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in the “Total” column of the Summary Compensation Table, as adjusted as set forth in the table below (dollars in thousands), in accordance with SEC rules. The dollar amounts reflected in the “Total” column of the Summary Compensation Table and above do not reflect the actual amount of compensation earned by or paid to our Co-CEOs and Other NEOs during the applicable year. For information regarding the decisions made by our management and Compensation Committee in regards to the NEO compensation for each fiscal year, please see the Compensation Discussion & Analysis section of this proxy statement.

Covered Year	2024			2023			2022			2021			2020
	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)
Summary Compensation Table “Total”	11,570.1	11,545.8	3,038.7	9,844.1	9,914.6	2,919.1	12,670.4	12,637.9	2,854.1	12,449.6	12,341.7	2,639.6	9,631.2	9,596.2	1,991.4
Less: Stock Award Values Reported in Summary Compensation Table for Covered Year	(1,500.0)	(1,500.0)	(626.3)	(1,500.1)	(1,500.1)	(1,066.4)	(1,500.1)	(1,500.1)	(592.6)	(1,500.1)	(1,500.1)	(538.8)	(1,500.1)	(1,500.1)	(507.6)
Plus: Fair Value of Stock Awards Granted in Covered Year	1,627.0	1,627.0	679.3	1,349.3	1,349.3	1,018.1	1,537.5	1,537.5	607.4	1,853.5	1,853.5	665.8	1,260.8	1,260.8	426.6
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	650.3	650.3	292.5	(718.8)	(718.8)	(210.0)	(1.7)	(1.7)	(0.6)	2,126.9	2,126.9	718.0	(975.7)	(975.7)	(324.8)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	111.4	111.4	29.1	(89.5)	(89.5)	(22.8)	(25.9)	(25.9)	(8.2)	341.1	341.1	110.9	(8.4)	(8.4)	(2.7)
Dividends Paid during Covered Year on Unvested Stock Awards	460.0	460.0	195.9	425.9	425.9	137.4	776.7	776.7	273.0	1,580.7	1,580.7	541.6	229.5	229.5	76.6
Compensation Actually Paid	12,918.7	12,894.4	3,609.2	9,311.1	9,381.5	2,775.4	13,456.9	13,424.4	3,133.1	16,851.7	16,743.8	4,137.0	8,637.2	8,602.3	1,659.5

Non-PEO NEO Average Total Compensation Amount	$ 3,038,664	$ 2,919,108	$ 2,854,120	$ 2,639,597	$ 1,991,354
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,609,210	2,775,385	3,133,065	4,137,031	1,659,485
Adjustment to Non-PEO NEO Compensation Footnote
(2)
“Compensation actually paid” to our Co-CEOs and Other NEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in the “Total” column of the Summary Compensation Table, as adjusted as set forth in the table below (dollars in thousands), in accordance with SEC rules. The dollar amounts reflected in the “Total” column of the Summary Compensation Table and above do not reflect the actual amount of compensation earned by or paid to our Co-CEOs and Other NEOs during the applicable year. For information regarding the decisions made by our management and Compensation Committee in regards to the NEO compensation for each fiscal year, please see the Compensation Discussion & Analysis section of this proxy statement.

Covered Year	2024			2023			2022			2021			2020
	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)
Summary Compensation Table “Total”	11,570.1	11,545.8	3,038.7	9,844.1	9,914.6	2,919.1	12,670.4	12,637.9	2,854.1	12,449.6	12,341.7	2,639.6	9,631.2	9,596.2	1,991.4
Less: Stock Award Values Reported in Summary Compensation Table for Covered Year	(1,500.0)	(1,500.0)	(626.3)	(1,500.1)	(1,500.1)	(1,066.4)	(1,500.1)	(1,500.1)	(592.6)	(1,500.1)	(1,500.1)	(538.8)	(1,500.1)	(1,500.1)	(507.6)
Plus: Fair Value of Stock Awards Granted in Covered Year	1,627.0	1,627.0	679.3	1,349.3	1,349.3	1,018.1	1,537.5	1,537.5	607.4	1,853.5	1,853.5	665.8	1,260.8	1,260.8	426.6
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	650.3	650.3	292.5	(718.8)	(718.8)	(210.0)	(1.7)	(1.7)	(0.6)	2,126.9	2,126.9	718.0	(975.7)	(975.7)	(324.8)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	111.4	111.4	29.1	(89.5)	(89.5)	(22.8)	(25.9)	(25.9)	(8.2)	341.1	341.1	110.9	(8.4)	(8.4)	(2.7)
Dividends Paid during Covered Year on Unvested Stock Awards	460.0	460.0	195.9	425.9	425.9	137.4	776.7	776.7	273.0	1,580.7	1,580.7	541.6	229.5	229.5	76.6
Compensation Actually Paid	12,918.7	12,894.4	3,609.2	9,311.1	9,381.5	2,775.4	13,456.9	13,424.4	3,133.1	16,851.7	16,743.8	4,137.0	8,637.2	8,602.3	1,659.5

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid to our Co-CEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR and Comparison of Company’s Cumulative TSR and Peer Group TSR.
The table below reflects the relationship between the “compensation actually paid” for the Company’s Co-CEOs and the average Other NEOs versus the Company’s TSR and the peer group TSR, assuming an initial fixed investment of $100 for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to our Co-CEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income.
The table below reflects the relationship between the “compensation actually paid” for the Company’s Co-CEOs and the average Other NEOs versus the Company’s Net Income (in thousands) for the year ended December 31, 2024, 2023, 2022, 2021 and 2020. Net income for 2021 includes the sale of the annuity business to Massachusetts Mutual Life Insurance Company for approximately $3.5 billion of after-tax proceeds.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid to our Co-CEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Core Earnings Per Share.
The table below reflects the relationship between the “compensation actually paid” for the Company’s Co-CEOs and the average Other NEOs versus the Company’s Core EPS for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid to our Co-CEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR and Comparison of Company’s Cumulative TSR and Peer Group TSR.
The table below reflects the relationship between the “compensation actually paid” for the Company’s Co-CEOs and the average Other NEOs versus the Company’s TSR and the peer group TSR, assuming an initial fixed investment of $100 for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Tabular List, Table
The most important financial performance measures that link “compensation actually paid” to named executive officers in the applicable year to company performance are listed below. For a description of these financial measures, see pages 48-56.

Most Important Performance Measures
Core Earnings per Share
Book Value per Share Growth vs. Industry Companies One Year and Three Year
Core Return on Equity One Year and Three Year

Total Shareholder Return Amount	$ 207.26	167.51	181.22	163.26	83.81
Peer Group Total Shareholder Return Amount	222.43	164.49	148.53	124.95	106.33
Net Income (Loss)	$ 887,000,000	$ 852,000,000	$ 898,000,000	$ 1,995,000,000	$ 732,000,000
Company Selected Measure Amount | $ / shares	10.75	10.56	11.63	11.59	8.44
Measure:: 1
Pay vs Performance Disclosure
Name	Core Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Book Value per Share Growth vs. Industry Companies One Year and Three Year
Measure:: 3
Pay vs Performance Disclosure
Name	Core Return on Equity One Year and Three Year
Carl H Lindner III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,570,059	$ 9,844,148	$ 12,670,399	$ 12,449,582	$ 9,631,170
PEO Actually Paid Compensation Amount	$ 12,918,695	$ 9,311,061	$ 13,456,927	$ 16,851,687	$ 8,637,205
PEO Name	Carl H. Lindner III	Carl H. Lindner III	Carl H. Lindner III	Carl H. Lindner III	Carl H. Lindner III
S. Craig Lindner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,545,807	$ 9,914,566	$ 12,637,868	$ 12,341,739	$ 9,596,241
PEO Actually Paid Compensation Amount	$ 12,894,443	$ 9,381,479	$ 13,424,396	$ 16,743,844	$ 8,602,276
PEO Name	S. Craig Lindner	S. Craig Lindner	S. Craig Lindner	S. Craig Lindner	S. Craig Lindner
PEO | Carl H Lindner III [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,500,000)	$ (1,500,100)	$ (1,500,100)	$ (1,500,100)	$ (1,500,100)
PEO | Carl H Lindner III [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,627,000	1,349,300	1,537,500	1,853,500	1,260,800
PEO | Carl H Lindner III [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	650,300	(718,800)	(1,700)	2,126,900	(975,700)
PEO | Carl H Lindner III [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,400	(89,500)	(25,900)	341,100	(8,400)
PEO | Carl H Lindner III [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	460,000	425,900	776,700	1,580,700	229,500
PEO | S. Craig Lindner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,500,000)	(1,500,100)	(1,500,100)	(1,500,100)	(1,500,100)
PEO | S. Craig Lindner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,627,000	1,349,300	1,537,500	1,853,500	1,260,800
PEO | S. Craig Lindner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	650,300	(718,800)	(1,700)	2,126,900	(975,700)
PEO | S. Craig Lindner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,400	(89,500)	(25,900)	341,100	(8,400)
PEO | S. Craig Lindner [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	460,000	425,900	776,700	1,580,700	229,500
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(626,300)	(1,066,400)	(592,600)	(538,800)	(507,600)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	679,300	1,018,100	607,400	665,800	426,600
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,500	(210,000)	(600)	718,000	(324,800)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,100	(22,800)	(8,200)	110,900	(2,700)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 195,900	$ 137,400	$ 273,000	$ 541,600	$ 76,600